CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Receivables and other current assets	$ (11.9)	$ (1.8)
Inventories and non-current ore stockpiles	(87.8)	(21.3)
Accounts payable and accrued liabilities	2.4	24.4
Movements in non-cash working capital items and non-current ore stockpiles	$ (97.3)	$ 1.3